RECEIVABLES - Summary of Aging of Receivables (Details) - USD ($) $ in Millions	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 19,062	$ 19,167	$ 19,488
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	73	67
Current	8,927	9,148
Total	9,083	9,350	9,499
Retail | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,000	9,215
Retail | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	83	135
Retail | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	32	26
Current	6,167	6,285
Total	6,210	6,323
Retail | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6,199	6,311
Retail | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	11	12
Retail | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	12	11
Current	119	164
Total	181	215
Retail | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	131	175
Retail | Europe | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	50	40
Retail | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	25	27
Current	1,870	1,885
Total	1,917	1,995
Retail | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,895	1,912
Retail | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	22	83
Retail | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4	3
Current	771	814
Total	775	817
Retail | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	775	817
Retail | Rest of World | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	44	35
Retail | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	26	21
Retail | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	1
Retail | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	14	11
Retail | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	2
Retail | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	12	15
Retail | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6	5
Retail | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Retail | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5	9
Retail | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	1
Retail | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	17	17
Retail | Greater Than 90 Days | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Retail | Greater Than 90 Days | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	10	10
Retail | Greater Than 90 Days | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6	7
Retail | Greater Than 90 Days | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	0
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	107	39
Current	9,745	9,692
Total	9,908	9,749	$ 9,883
Wholesale | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,852	9,731
Wholesale | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	56	18
Wholesale | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	3,731	3,613
Total	3,732	3,631
Wholesale | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,731	3,613
Wholesale | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1	18
Wholesale | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	78	29
Current	4,626	4,727
Total	4,704	4,756
Wholesale | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4,704	4,756
Wholesale | Europe | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	9	0
Current	687	656
Total	751	656
Wholesale | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	696	656
Wholesale | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	55	0
Wholesale | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	20	10
Current	701	696
Total	721	706
Wholesale | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	721	706
Wholesale | Rest of World | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	66	27
Wholesale | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	50	20
Wholesale | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6	0
Wholesale | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	10	7
Wholesale | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	27	12
Wholesale | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	16	9
Wholesale | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	0
Wholesale | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	9	3
Wholesale | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	14	0
Wholesale | Greater Than 90 Days | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | Greater Than 90 Days | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	12	0
Wholesale | Greater Than 90 Days | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	0
Wholesale | Greater Than 90 Days | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 1	$ 0